Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 76,472,340	$ 105,695,648
Direct costs	(29,960,492)	(23,755,056)
Gross profit	46,511,848	81,940,592
Other income	2,102,699	189,857
Change in estimated fair value of derivative warrant liability	314,188	3,931,592
General and administration expenses	(15,874,911)	(54,075,686)
Finance costs	(25,233,924)	(20,915,219)
Litigation settlement		(55,746,035)
Changes in fair value of derivative financial instruments	(3,349,664)	(3,653,296)
Profit / (loss) before tax	4,470,236	(48,328,195)
Income tax expense	(31,326)
Profit / (loss) for the year	4,438,910	(48,328,195)
Other comprehensive income
Total comprehensive income / (loss) for the year	$ 4,438,910	$ (48,328,195)
Basic earnings / (loss) per share (in Dollars per share)	$ 0.05	$ (0.55)
Diluted earnings / (loss) per share (in Dollars per share)	$ 0.05	$ (0.55)
Adjusted EBITDA	$ 54,278,122	$ 79,693,228